Convertible Notes Payable	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Convertible Notes Payable
8.	Convertible Notes Payable

In January, April, May and July 2013, the Company entered into agreements with Asher Enterprises, Inc. (“Asher”) to four 8% interest bearing convertible notes for $489 due in nine months (“The 8% Convertible Notes”). One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount of the note into Company’s common shares at a 35% discount rate. In connection with these notes, the Company recorded a $263 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note or until the note was converted or repaid. On August 2, 2013, the Company issued 1,164,736 shares of common stock to Asher upon conversion of the $153.5 convertible promissory note dated January 31, 2013.  The Company has recorded amortization expense amounting to $200 for the nine months ended September 30, 2013 in connection with the beneficial conversion feature of the notes.